Property, equipment, intangible assets and leases - Summary of right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Beginning balance	R$ 227,478	R$ 133,870
Current	0	0
Non-current	183,134	227,478
Additions	62,003	123,529
Depreciation expense	(41,465)	(32,831)
Write-offs	(78,321)
Revaluation	(9,115)
Impairment	422
Effects of exchange rate	22,132	2,910
Ending balance	183,134	227,478
Lease liabilities
Beginning balance	255,406	148,494
Current	34,019	52,771
Non-current	174,429	202,635
Additions	55,820	124,283
Write-offs	(78,321)
Interest expense	19,456	17,613
Revaluation	(10,050)
Effects of exchange rate	23,610	2,995
Payment of lease liabilities	(57,473)	(37,979)
Ending balance	R$ 208,448	R$ 255,406